CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	421,890,790	420,288,886
Common stock, shares outstanding (in shares)	248,996,189	283,650,039
Treasury stock, shares (in shares)	172,894,601	136,638,847